ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Analysis of other comprehensive income

							Share in the other
					Net changes in		comprehensive
	Foreign currency		Net changes in		available-for-sale		income of equity
	translation		cash flow hedges		financial instruments		accounted investees			Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Balances, beginning of year	$148.6	$180.0	$(4.3)	$(15.6)	$0.5	$0.7	$48.9	$55.6	$193.7	$220.7
OCI	81.7	(31.4)	(0.5)	11.3	0.1	(0.2)	(12.7)	(6.7)	68.6	(27.0)
Balances, end of year	$230.3	$148.6	$(4.8)	$(4.3)	$0.6	$0.5	$36.2	$48.9	$262.3	$193.7